Cover	Apr. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38875
Entity Registrant Name	GREENLANE HOLDINGS, INC.
Entity Central Index Key	0001743745
Entity Tax Identification Number	83-0806637
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1095 Broken Sound Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	877
Local Phone Number	292-7660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	GNLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true